Financial and Other Assets	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial and Other Assets
15. Financial and Other Assets

(CAD$ in millions)	December 31, 2023	December 31, 2022
Non-current receivables and deposits	$207	$163
Marketable equity and debt securities carried at fair value	397	364
Pension plans in a net asset position (Note 24(a))	446	224
Derivative assets	68	56
Non-current portion of inventories (Note 14)	350	213
Finite life intangibles (a)	345	400
Other	61	46
	$1,874	$1,466

a) Finite Life Intangibles

At January 1, 2022, we had a carrying value of internally developed finite life intangible assets of $395 million, which is net of accumulated amortization and impairment of $67 million.

During the year ended December 31, 2023, there were additions of $83 million (2022 – $99 million), amortization of $50 million (2022 – $49 million), impairment of $88 million (2022 – $9 million) recorded in the statement of income and $nil assets transferred to held for sale on the balance sheet (2022 – $36 million).

The ending carrying value as at December 31, 2023 was $345 million (2022 – $400 million), which is net of accumulated amortization and impairment of $263 million (2022 – $125 million).